Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Common Stocks – 99.3%
Aerospace & Defense – 0.7%
Arconic Inc*	162,487	$2,609,541
Boeing Co	787	117,373
Curtiss-Wright Corp	2,939	271,593
Huntington Ingalls Industries Inc	1,793	326,703
Raytheon Co	1,387	181,905
Teledyne Technologies Inc*	8,550	2,541,658
TransDigm Group Inc	5,159	1,651,860
United Technologies Corp*	2,332	219,978
		7,920,611
Air Freight & Logistics – 0.2%
XPO Logistics Inc*	46,826	2,282,767
Auto Components – 0.3%
Gentex Corp	132,456	2,935,225
Automobiles – 2.8%
Tesla Inc*	58,203	30,494,384
Thor Industries Inc#	23,537	992,791
		31,487,175
Banks – 2.2%
Bank of America Corp	104,716	2,223,121
Bank of Hawaii Corp	15,152	836,996
Commerce Bancshares Inc/MO	59,370	2,989,279
First Citizens BancShares Inc/NC	9,982	3,322,708
First Republic Bank/CA	20,168	1,659,423
JPMorgan Chase & Co	38,503	3,466,425
KeyCorp	22,910	237,577
PNC Financial Services Group Inc	31,462	3,011,543
Signature Bank/New York NY	8,340	670,453
TCF Financial Corp	47,275	1,071,251
Truist Financial Corp	3,732	115,095
Wells Fargo & Co	63,679	1,827,587
Western Alliance Bancorp	95,334	2,918,174
		24,349,632
Beverages – 0.9%
Brown-Forman Corp	132,104	7,333,093
Coca-Cola Co	9,331	412,897
Monster Beverage Corp*	24,804	1,395,473
PepsiCo Inc	4,243	509,584
		9,651,047
Biotechnology – 4.4%
AbbVie Inc	191,396	14,582,461
Alnylam Pharmaceuticals Inc*	110,166	11,991,569
Amgen Inc	20,324	4,120,284
BioMarin Pharmaceutical Inc*	11,108	938,626
Moderna Inc*	102,442	3,068,138
Neurocrine Biosciences Inc*	29,473	2,550,888
Regeneron Pharmaceuticals Inc*	5,741	2,803,273
Seattle Genetics Inc*	25,602	2,953,959
Vertex Pharmaceuticals Inc*	24,082	5,730,312
		48,739,510
Building Products – 0.7%
Allegion PLC	9,608	884,128
Fortune Brands Home & Security Inc	88,554	3,829,960
Masco Corp	24,868	859,687
Owens Corning	60,852	2,361,666
		7,935,441
Capital Markets – 4.0%
BlackRock Inc	3,155	1,388,105
Cboe Global Markets Inc	122,200	10,906,350
CME Group Inc	47,510	8,214,954
Goldman Sachs Group Inc	2,071	320,156
Intercontinental Exchange Inc	9,566	772,454
Lazard Ltd	24,152	569,021
Legg Mason Inc	8,073	394,366
LPL Financial Holdings Inc	5,630	306,441
MarketAxess Holdings Inc	17,914	5,957,659
Moody's Corp	2,919	617,368
Morgan Stanley	94,181	3,202,154
MSCI Inc	10,679	3,085,804

Shares or Principal Amounts		Value
Common Stocks – (continued)
Capital Markets – (continued)
Northern Trust Corp	10,159	$766,598
S&P Global Inc	979	239,904
State Street Corp	138,874	7,397,818
T Rowe Price Group Inc	2,209	215,709
		44,354,861
Chemicals – 0.7%
Celanese Corp	6,284	461,183
NewMarket Corp	2,031	777,609
PPG Industries Inc	10,483	876,379
RPM International Inc	96,371	5,734,074
Sherwin-Williams Co	436	200,351
		8,049,596
Commercial Services & Supplies – 1.7%
Copart Inc*	45,506	3,118,071
Republic Services Inc	152,833	11,471,645
Rollins Inc	10,266	371,013
Stericycle Inc*	73,898	3,589,965
		18,550,694
Construction & Engineering – 0.1%
AECOM*	35,453	1,058,272
Construction Materials – 0%
Martin Marietta Materials Inc	779	147,410
Consumer Finance – 0%
Synchrony Financial	10,845	174,496
Containers & Packaging – 0.1%
Graphic Packaging Holding Co	90,548	1,104,686
Packaging Corp of America	217	18,842
		1,123,528
Distributors – 0.2%
Pool Corp	12,300	2,420,271
Diversified Consumer Services – 0.1%
Bright Horizons Family Solutions Inc*	9,905	1,010,310
Diversified Financial Services – 0%
Equitable Holdings Inc	15,049	217,458
Diversified Telecommunication Services – 0.2%
AT&T Inc	60,208	1,755,063
Verizon Communications Inc	15,654	841,089
		2,596,152
Electric Utilities – 11.5%
Alliant Energy Corp	33,000	1,593,570
American Electric Power Co Inc	86,494	6,917,790
Duke Energy Corp	26,534	2,146,070
Edison International	9,448	517,656
Entergy Corp	214,044	20,113,715
Evergy Inc	324,687	17,874,019
Eversource Energy	121,827	9,528,090
FirstEnergy Corp	151,744	6,080,382
Hawaiian Electric Industries Inc	50,080	2,155,944
NextEra Energy Inc	111,700	26,877,254
OGE Energy Corp	229,779	7,061,109
PG&E Corp*,#	45,920	412,821
PPL Corp	142,287	3,511,643
Southern Co	169,386	9,170,558
Xcel Energy Inc	217,600	13,121,280
		127,081,901
Electrical Equipment – 0.2%
Eaton Corp PLC	8,837	686,547
Emerson Electric Co	21,364	1,017,995
Hubbell Inc	6,120	702,209
Sensata Technologies Holding PLC*	6,324	182,953
		2,589,704
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp	19,547	1,424,585
Arrow Electronics Inc*	53,088	2,753,675
CDW Corp/DE	18,637	1,738,273
Dolby Laboratories Inc	1,392	75,460
Jabil Inc#	71,351	1,753,808
SYNNEX Corp	24,036	1,757,032
		9,502,833
Entertainment – 0.6%
Activision Blizzard Inc*	55,776	3,317,556
Electronic Arts Inc*	20,014	2,004,802

Shares or Principal Amounts		Value
Common Stocks – (continued)
Entertainment – (continued)
Netflix Inc*	4,055	$1,522,652
		6,845,010
Equity Real Estate Investment Trusts (REITs) – 11.0%
Alexandria Real Estate Equities Inc	5,609	768,770
American Homes 4 Rent	49,000	1,136,800
American Tower Corp	77,447	16,864,084
Apartment Investment & Management Co	17,855	627,603
Brixmor Property Group Inc	193,918	1,842,221
Camden Property Trust	5,238	415,059
Cousins Properties Inc	7,409	216,861
Crown Castle International Corp	10,204	1,473,458
Digital Realty Trust Inc	7,968	1,106,835
Duke Realty Corp	19,054	616,969
Equinix Inc	3,276	2,046,091
Equity Commonwealth	36,881	1,169,496
Equity LifeStyle Properties Inc	228,056	13,108,659
Equity Residential	3,046	187,969
Gaming and Leisure Properties Inc	74,391	2,061,375
Healthcare Trust of America Inc	34,034	826,346
Highwoods Properties Inc	19,751	699,580
Invitation Homes Inc	144,919	3,096,919
Kimco Realty Corp	132,000	1,276,440
Lamar Advertising Co	41,561	2,131,248
Life Storage Inc	6,349	600,298
Medical Properties Trust Inc	508,408	8,790,374
Mid-America Apartment Communities Inc	64,584	6,654,089
National Retail Properties Inc	133,593	4,300,359
Omega Healthcare Investors Inc	279,583	7,420,133
Prologis Inc	19,027	1,529,200
Rayonier Inc	47,976	1,129,835
Realty Income Corp	151,791	7,568,299
SBA Communications Corp	3,104	837,987
Spirit Realty Capital Inc	49,323	1,289,796
STORE Capital Corp	330,017	5,979,908
Sun Communities Inc	140,523	17,544,297
UDR Inc	2,518	92,008
VEREIT Inc	107,944	527,846
VICI Properties Inc	228,144	3,796,316
Weingarten Realty Investors	12,470	179,942
Welltower Inc	30,349	1,389,377
Weyerhaeuser Co	60,187	1,020,170
		122,323,017
Food & Staples Retailing – 0.8%
Casey's General Stores Inc	573	75,917
Kroger Co	14,982	451,258
Sysco Corp	115,525	5,271,406
Walmart Inc	28,157	3,199,198
		8,997,779
Food Products – 2.5%
Archer-Daniels-Midland Co	8,592	302,267
Campbell Soup Co	84,427	3,897,150
Flowers Foods Inc	15,184	311,576
Hershey Co	22,754	3,014,905
Hormel Foods Corp	62,164	2,899,329
Ingredion Inc	12,166	918,533
Kellogg Co	18,115	1,086,719
Lamb Weston Holdings Inc	246,148	14,055,051
McCormick & Co Inc/MD	5,905	833,845
		27,319,375
Gas Utilities – 0.3%
Atmos Energy Corp	33,259	3,300,291
Health Care Equipment & Supplies – 1.7%
Align Technology Inc*	21,689	3,772,802
Baxter International Inc	5,173	419,996
Cooper Cos Inc	1,069	294,691
Danaher Corp	3,309	457,999
DexCom Inc*	25,463	6,856,422
Edwards Lifesciences Corp*	1,130	213,141
ICU Medical Inc*	6,088	1,228,376
Insulet Corp*	9,135	1,513,487
Masimo Corp*	6,289	1,113,908
Medtronic PLC	14,741	1,329,343
Penumbra Inc*	2,879	464,469

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
ResMed Inc	3,171	$467,057
Varian Medical Systems Inc*	3,283	337,033
		18,468,724
Health Care Providers & Services – 2.0%
Cardinal Health Inc	29,579	1,418,017
Centene Corp*	29,768	1,768,517
Chemed Corp	1,115	483,018
Cigna Corp	22,498	3,986,196
CVS Health Corp	151,606	8,994,784
DaVita Inc*	17,339	1,318,804
Humana Inc	10,331	3,244,141
UnitedHealth Group Inc	1,792	446,889
		21,660,366
Hotels, Restaurants & Leisure – 0.4%
Aramark	10,771	215,097
Domino's Pizza Inc	4,335	1,404,843
Hilton Worldwide Holdings Inc	1,349	92,056
MGM Resorts International	21,611	255,010
Royal Caribbean Cruises Ltd	18,614	598,812
Starbucks Corp	3,503	230,287
Wendy's Co	121,870	1,813,426
		4,609,531
Household Durables – 3.2%
DR Horton Inc	173,222	5,889,548
Garmin Ltd	15,410	1,155,134
Leggett & Platt Inc	59,570	1,589,328
Lennar Corp	197,974	7,562,607
NVR Inc*	2,663	6,841,540
PulteGroup Inc	532,504	11,885,489
Toll Brothers Inc	31,196	600,523
		35,524,169
Household Products – 0.6%
Procter & Gamble Co	58,066	6,387,260
Independent Power and Renewable Electricity Producers – 1.1%
AES Corp/VA	891,921	12,130,126
NRG Energy Inc	5,246	143,006
		12,273,132
Industrial Conglomerates – 0%
General Electric Co	32,726	259,844
Information Technology Services – 1.6%
Amdocs Ltd	41,012	2,254,430
Black Knight Inc*	7,084	411,297
CACI International Inc -Class A*	12,571	2,654,367
CoreLogic Inc	8,213	250,825
EPAM Systems Inc*	2,689	499,240
Global Payments Inc	7,335	1,057,927
Western Union Co	568,441	10,305,835
		17,433,921
Insurance – 3.0%
Aon PLC	1,754	289,480
Arch Capital Group Ltd*	106,190	3,022,167
Arthur J Gallagher & Co	17,283	1,408,737
Assurant Inc	37,665	3,920,550
Assured Guaranty Ltd	17,805	459,191
Brown & Brown Inc	277,027	10,033,918
Everest Re Group Ltd	1,937	372,718
Fidelity National Financial Inc	24,434	607,918
First American Financial Corp	7,497	317,948
Globe Life Inc	41,270	2,970,202
Hanover Insurance Group Inc	22,443	2,028,900
Hartford Financial Services Group Inc	36,475	1,285,379
Marsh & McLennan Cos Inc	4,538	392,355
Progressive Corp	10,122	747,408
RenaissanceRe Holdings Ltd	35,493	5,299,815
White Mountains Insurance Group Ltd	500	455,000
		33,611,686
Interactive Media & Services – 0.4%
Alphabet Inc - Class A*	1,308	1,519,831
Alphabet Inc - Class C*	1,172	1,362,813
Zillow Group Inc*,#	39,649	1,428,157
		4,310,801
Internet & Direct Marketing Retail – 0.1%
Grubhub Inc*	27,296	1,111,766

Shares or Principal Amounts		Value
Common Stocks – (continued)
Leisure Products – 0.1%
Brunswick Corp/DE	44,182	$1,562,717
Life Sciences Tools & Services – 0.1%
QIAGEN NV*	32,661	1,358,698
Machinery – 1.0%
Dover Corp	5,458	458,145
Graco Inc	6,835	333,070
Nordson Corp	45,638	6,164,325
Pentair PLC	77,783	2,314,822
Timken Co	46,451	1,502,225
Toro Co	6,064	394,706
		11,167,293
Media – 3.0%
Altice USA Inc*	69,864	1,557,269
Cable One Inc	7,733	12,713,129
Charter Communications Inc*	14,673	6,401,977
Liberty Broadband Corp*	13,271	1,469,365
Liberty Media Corp-Liberty SiriusXM*	162,739	5,145,807
Liberty Media Corp-Liberty SiriusXM*,ž	101,480	3,215,901
New York Times Co#	13,647	419,099
Sirius XM Holdings Inc	441,893	2,182,951
		33,105,498
Metals & Mining – 0.5%
Newmont Goldcorp Corp	53,434	2,419,492
Royal Gold Inc	25,313	2,220,203
Southern Copper Corp	47,508	1,337,825
		5,977,520
Mortgage Real Estate Investment Trusts (REITs) – 0.7%
AGNC Investment Corp	141,889	1,501,186
Annaly Capital Management Inc	334,068	1,693,725
Chimera Investment Corp	239,121	2,176,001
MFA Financial Inc	383,173	593,918
New Residential Investment Corp	62,205	311,647
Starwood Property Trust Inc	63,700	652,925
Two Harbors Investment Corp	207,202	789,440
		7,718,842
Multiline Retail – 1.3%
Dollar General Corp	86,072	12,997,733
Target Corp	13,357	1,241,800
		14,239,533
Multi-Utilities – 2.9%
Ameren Corp	137,482	10,012,814
CMS Energy Corp	68,054	3,998,172
Consolidated Edison Inc	35,996	2,807,688
Dominion Energy Inc	69,759	5,035,902
DTE Energy Co	1,693	160,784
MDU Resources Group Inc	81,926	1,761,409
Public Service Enterprise Group Inc	6,144	275,927
Sempra Energy	32,239	3,642,685
WEC Energy Group Inc	52,464	4,623,652
		32,319,033
Oil, Gas & Consumable Fuels – 0.4%
Marathon Petroleum Corp	21,221	501,240
PBF Energy Inc	99,469	704,241
Phillips 66	18,050	968,382
Valero Energy Corp	53,016	2,404,806
		4,578,669
Pharmaceuticals – 4.0%
Allergan PLC	13,334	2,361,451
Bristol-Myers Squibb Co	370,384	20,645,204
Eli Lilly & Co	45,514	6,313,702
Horizon Therapeutics PLC*	229,861	6,808,483
Johnson & Johnson	20,880	2,737,994
Merck & Co Inc	59,066	4,544,538
Zoetis Inc	5,153	606,457
		44,017,829
Professional Services – 0.1%
IHS Markit Ltd	14,415	864,900
Verisk Analytics Inc	2,375	331,027
		1,195,927
Real Estate Management & Development – 0.2%
Jones Lang LaSalle Inc	17,382	1,755,234
Road & Rail – 1.0%
Kansas City Southern	49,744	6,326,442

Shares or Principal Amounts		Value
Common Stocks – (continued)
Road & Rail – (continued)
Old Dominion Freight Line Inc	38,562	$5,061,648
		11,388,090
Semiconductor & Semiconductor Equipment – 5.9%
Advanced Micro Devices Inc*	161,507	7,345,338
Entegris Inc	91,528	4,097,709
Intel Corp	24,725	1,338,117
KLA Corp	66,689	9,585,877
Lam Research Corp	37,006	8,881,440
Micron Technology Inc*	7,182	302,075
NVIDIA Corp	15,594	4,110,578
Qorvo Inc*	174,161	14,042,601
Skyworks Solutions Inc	150,476	13,449,545
Teradyne Inc	39,228	2,124,981
		65,278,261
Software – 6.2%
Adobe Inc*	1,255	399,391
ANSYS Inc*	39,443	9,169,314
Autodesk Inc*	17,339	2,706,618
CDK Global Inc	49,265	1,618,355
Ceridian HCM Holding Inc*	84,884	4,250,142
Citrix Systems Inc	57,672	8,163,472
DocuSign Inc*	68,274	6,308,518
Fair Isaac Corp*	581	178,768
Fortinet Inc*	64,604	6,535,987
Microsoft Corp	26,441	4,170,010
NortonLifeLock Inc	58,250	1,089,857
Nuance Communications Inc*	72,227	1,211,969
Palo Alto Networks Inc*	25,293	4,147,040
Paycom Software Inc*	9,060	1,830,211
Paylocity Holding Corp*	28,507	2,517,738
Pegasystems Inc	2,483	176,864
RingCentral Inc*	4,814	1,020,135
salesforce.com Inc*	3,524	507,386
ServiceNow Inc*	1,067	305,781
SS&C Technologies Holdings Inc	10,382	454,939
Tyler Technologies Inc*	38,482	11,412,222
		68,174,717
Specialty Retail – 3.4%
AutoZone Inc*	18,153	15,357,438
Best Buy Co Inc	28,032	1,597,824
Burlington Stores Inc*	9,830	1,557,662
CarMax Inc*	56,799	3,057,490
Carvana Co*,#	17,854	983,577
O'Reilly Automotive Inc*	13,400	4,034,070
Ross Stores Inc	81,694	7,104,927
TJX Cos Inc	77,018	3,682,231
		37,375,219
Technology Hardware, Storage & Peripherals – 2.6%
Apple Inc	82,056	20,866,020
Western Digital Corp	188,981	7,865,389
		28,731,409
Textiles, Apparel & Luxury Goods – 1.4%
Carter's Inc	19,042	1,251,631
Lululemon Athletica Inc*	57,699	10,936,845
NIKE Inc	10,680	883,663
Skechers U.S.A. Inc*	9,224	218,978
VF Corp	49,616	2,683,233
		15,974,350
Thrifts & Mortgage Finance – 0.5%
New York Community Bancorp Inc	595,478	5,591,538
Tobacco – 0.1%
Altria Group Inc	42,100	1,628,007
Trading Companies & Distributors – 0.3%
United Rentals Inc*	25,108	2,583,613
WW Grainger Inc	4,894	1,216,159
		3,799,772
Water Utilities – 2.4%
American Water Works Co Inc	201,425	24,082,373
Essential Utilities Inc	48,180	1,960,926
		26,043,299
Total Common Stocks (cost $1,215,357,127)		1,101,597,021

Shares or Principal Amounts		Value
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $7,001,000)	6,999,600	$7,001,000
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº,£	2,362,852	2,362,852
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 0.0200%, 4/1/20	$633,032	633,032
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,995,884)		2,995,884
Total Investments (total cost $1,225,354,011) – 100.2%		1,111,593,905
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(2,552,447)
Net Assets – 100%		$1,109,041,458

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,108,897,382	99.8%
Germany	1,358,698	0.1
Peru	1,337,825	0.1

Total	$1,111,593,905	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$177,776	$1,879	$57	$7,001,000
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	18,333∆	-	-	2,362,852
Total Affiliated Investments - 0.8%	$196,109	$1,879	$57	$9,363,852

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	12,264,923	213,314,053	(218,579,912)	7,001,000
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	16,211,650	45,780,909	(59,629,707)	2,362,852

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

#	Loaned security; a portion of the security is on loan at March 31, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,101,597,021	$-	$-
Investment Companies	-	7,001,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,995,884	-
Total Assets	$1,101,597,021	$9,996,884	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.